Equity Securities Issued (Details 3)	6 Months Ended
Dec. 31, 2019 USD ($) shares
Equity Securities Issued [Abstract]
Opening balance 1 July 2019 | $	$ 3,681,804
Opening balance 1 July 2019, shares | shares	77,443,744
Re-valuation of options issued in prior period (2019-11-06) | $	$ (607,000)
Re-valuation of options issued in prior period (2019-11-06), shares | shares
Lapse of unexercised options at $0.50 (2019-11-27) | $	$ (2,086,920)
Lapse of unexercised options at $0.50 (2019-11-27), shares | shares	(32,915,426)
Balance at 31 December 2019 | $	$ 987,884
Balance at 31 December 2019, shares | shares	44,528,318